UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 10/31/11

Item 1.  Reports to Stockholders.

CIFG MAXBALANCED FUND

CIFG MAXOPP FUND

Semi-Annual Report

October 31, 2011

www.cifgfunds.com

1 (888) 571-3713

Distributed by Northern Lights Distributors, LLC

Member FINRA

October 31, 2011

Dear Fellow Shareholders,

Tilt!!! In our annual report at the end of April, we suggested that you have your seatbelts fastened. Good advice, but….not nearly enough to avoid you being treated for whiplash by now. After suffering through a period of daily volatility that was enormous and difficult for all, we managed to “settle in” to a period of longer, huge swings in the market that seemed almost detached from reality. By the end of October, the S&P 500 Index* had lost over 7% in the last 6 months, but that included a rise of almost eleven per cent in the month of October! The market is not currently functioning in its traditional role as a weighing machine of the values of companies, but as a measure of angst and anger in the US and elsewhere.

At this point, we join other investors in wondering what is next. Our basic belief is that volatility is likely to be with us going forward (upside and downside volatility). There are beginning to be some interesting investment opportunities to consider in various markets, but….you may need to endure much more pain before you see your investment ideas looking fruitful. For right now a prudent investor should have a primary goal of living to fight another day, with the secondary idea of adding a bit of risk here and there as opportunities arise.

The CIFG MaxBalancedSM Fund

The MaxBalancedSM Fund finished the six months with a loss of over 11% of its Net Asset Value. The past six months were largely a period in which we removed risk from the table. Following our investment discipline, we sold or hedged assets in many areas due to their declining value. As more and more assets fell below their 10 month moving average, we steadily increased our cash position. The reason for this move is that historically these types of markets produce very small gains on average with very large risk. In essence, that means there are times of considerable gains but they are offset by periods of considerable losses. So, we chose to try to preserve assets at these times and invest when the investing climate is better. International equity investments including emerging market investments fared much worse than domestic stocks during this period. So, true to our principles, we finished the six months with very little exposure to these markets. Asset types were highly correlated during the period, so we also raised cash in real estate, commodities, domestic stocks, and foreign bonds. The only bright spot during the six months was the flight to US Treasuries. The markets huge turnaround in October occurred with us defensively positioned, so we were not able to participate much in the upswing. We were up just over one per cent for October while markets roared. That was a risk we felt was justified as the market could have just as easily continued its free fall that month.

At MaxBalanced, we are not forecasters but disciplined rule followers. As such, there will be times that we lag a bit. We intentionally try to win the race as a tortoise, turning rather slowly and deliberately to attempt to capture gains and avoid large losses.

We are still positioned rather conservatively going into the next 6 months. We will add risk and purchase investments as we see strength in markets that warrants such additional exposure. Should the market turn back to the downside, we are already positioned to try to avoid large losses going forward.

CIFG MaxOppSM Fund

Following an investment discipline can be difficult if not maddening.  The last six months were both.  The MaxOpp Fund finished the six months with a loss of 23% of its Net Asset Value.  The loss was due to locking in the decline in the market with inverse funds that increase (decrease) in value when the S&P 500 decreases (increases).  While at times over the last six months the S&P 500 was down more than that amount, it bounced back significantly at the end of August and then in October.

In August we saw the economy slow down for a lengthy and broad decline impacting housing, employment and manufacturing activity. First, the poor housing numbers, unemployment claims and lower consumer confidence pushed our economic market indicator below zero.  Second, the length of decline has been significant.  Depending on the economic indicator, the slowdown ranges from 3 to 7 months.  This increases the risk of further market declines.  Consequently, this caused us to increase the use of inverse funds to 45% of the stock holdings and sell the economic sensitive holdings and replace them with less economic sensitive investments including utilities, healthcare and consumer staples.

At CIFG funds it is important for us to have a plan and stick to that plan. It is easy to get caught up in emotion.  Rather than get caught up in the rollercoaster of fear and doubt that emotion brings, we are methodical about how we invest a portfolio. We have a three factor methodology for managing our investments: 1. measure risk, 2. invest using relative strength, and 3. monitor the economy.

Early this spring we invested in the volatility index and then inverse funds (investments that increase when the underlying investment decreases, but decline when the underlying investment appreciates), and added to inverse funds in August, all which hurt performance when the market was moving higher during that time period.  However, with risk as high as it is now, we feel comfortable with the investment in inverse funds we currently have.

Having a definitive process that you stick to is what we believe brings long-term investment success.  Despite the market increase in October, our definitive process tells us to stay with our current portfolio holdings, rather than try to chase returns.  Although the stock market is not currently recognizing the slow-down in the economy, it does not mean the risk is gone.  Risk is ever present as shown by our leading indicators.  Dunn Warren will continue to monitor this risk using our defined methodology.

Conclusion

We have always believed that the market has a way to humble us and remind us that nobody is always smarter than everyone else. This six months was a true laboratory in humility for many investors, ourselves included. It seemed that no matter what you did during this 6 month period, it did not turn out too well at some point in time. We have many headwinds to face moving forward but……..markets tend to have an upward bias and there are some compelling values offered during this difficult time. We hope to steer our way through the choppy waters, trying our best to manage your risk, avoiding large losses and compounding your money as opportunities arise.

Yours truly,

Ted Schwartz, Advisor

James B. Cornehlsen, Sub-Advisor

*The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.

This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

NLD Review Code: 2557-NLD-12/2/2011

CIFG MaxBalanced Fund
PORTFOLIO REVIEW
October 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending October 31, 2011, compared to its benchmarks:

	Six Months	Inception**- October 31, 2011
CIFG MaxBalanced Fund Class A Shares	-11.34%	1.41%
CIFG MaxBalanced Fund Class A Shares with load	-15.79%	-2.10%
CIFG MaxBalanced Fund Class I Shares	-11.21%	1.61%
S&P 500 Total Return Index	-7.11%	9.07%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.00%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  Performance figures for periods greater than 1 year are annualized.  The Fund’s total annual operating expenses, including underlying funds, are 2.10% and 1.85%, respectively, for Class A and Class I shares per the September 1, 2011 prospectus.  For performance information current to the most recent month-end, please call toll free (888) 571-3713.

** Commencement of operations is May 17, 2010.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Top Ten Asset Class/Industry Sector
	Percent of
	Net Assets
Exchange Traded Funds - Debt	25.9%
Exchange Traded Funds - Asset Allocation	8.0%
Exchange Traded Funds - Commodity	4.5%
Banks	3.4%
Exchange Traded Funds - Equity	2.4%
Closed-End Funds	2.1%
Retail	1.5%
Oil & Gas Services	1.4%
Sovereign	1.0%
Electric	0.8%
Investment Companies	0.6%
Other, Cash & Cash Equivalents	48.40%
	100.0%

CIFG MaxOpp Fund
PORTFOLIO REVIEW
October 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending October 31, 2011, compared to its benchmarks:

		Six Months	Inception**- October 31, 2011
CIFG MaxOpp Fund Class A Shares		-23.78%	-9.88%
CIFG MaxOpp Fund Class A Shares with load		-27.57%	-13.44%
CIFG MaxOpp Fund Class I Shares		-23.75%	-9.72%
S&P 500 Total Return Index		-7.11%	12.82%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.00%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  Performance figures for periods greater than 1 year are annualized.   The Fund’s total annual operating expenses, including underlying funds, are 2.12% and 1.87%, respectively, for Class A and Class I shares per the September 1, 2011 prospectus.  For performance information current to the most recent month-end, please call toll free (888) 571-3713.

** Commencement of operations is July 23, 2010.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

	Top Asset Class/Industry Sector
		Percent of
		Net Assets
Exchange Traded Funds - Equity		99.1%
Other, Cash & Cash Equivalents		0.9%
		100.0%

	CIFG MaxBalanced Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 6.5%
	AGRICULTURE - 0.2%
1,100	Reynolds American, Inc.	$ 42,548

	APPAREL - 0.5%
1,000	NIKE, Inc.	96,350

	BEVERAGES - 0.4%
830	Coca-Cola Femsa SAB de CV - ADR	74,567

	COMMERCIAL SERVICES - 0.2%
1,250	Pharmaceutical Product Development, Inc.	41,238

	ELECTRIC - 0.7%
4,300	El Paso Electric Co.	137,729

	INVESTMENT COMPANIES - 0.6%
15,014	Tortoise Capital Resources Corp. +	113,806

	MINING - 0.5%
1,195	Royal Gold, Inc.	85,538

	OIL & GAS SERVICES - 1.3%
770	BP Prudhoe Bay Royalty Trust	82,775
1,260	ConocoPhillips	87,759
2,250	HollyFrontier Corp.	69,053
		239,587
	PHARMACEUTICALS - 0.2%
320	Novo Nordisk A/S	34,016

	PRIVATE EQUITY - 0.1%
3,500	American Capital Ltd. *	27,195

	RETAIL - 1.4%
940	McDonald's Corp.	87,279
1,500	TJX Cos., Inc.	88,395
1,150	Tractor Supply Co.	81,581
		257,255
	TELECOMMUNICATIONS - 0.4%
3,000	Cellcom Israel Ltd.	66,120

	TOTAL COMMON STOCK (Cost - $1,175,171)	1,215,949

See accompanying notes to financial statements.

	CIFG MaxBalanced Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)(Continued)
Shares		Value
	CLOSED-END FUNDS - 2.1%
12,000	Alpine Global Premier Properties Fund	$ 72,120
5,000	Cohen & Steers REIT and Preferred Income Fund Inc.	71,450
13,600	Invesco Van Kampen Dynamic Credit Opportunities FD	148,512
7,700	Thai Fund Inc./The	94,402
	TOTAL CLOSED-END FUNDS (Cost - $411,962)	386,484

	EXCHANGE TRADED FUNDS - 40.8%
	ASSET ALLOCATION - 8.0%
3,250	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	89,765
14,642	IQ Merger Arbitrage ETF	363,707
14,000	PowerShares DB US Dollar Index Bullish Fund *	301,980
16,100	WisdomTree Dreyfus Emerging Currency Fund *	350,175
8,500	WisdomTree Managed Futures Strategy Fund *	388,237
		1,493,864
	COMMODITY - 4.5%
45,100	iShares Gold Trust *	756,327
1,905	Teucrium Corn Fund *	82,315
		838,642
	DEBT - 25.9%
9,650	Guggenheim BulletShares 2013 Corporate Bond ETF	200,466
18,404	Guggenheim BulletShares 2015 Corporate Bond ETF	391,030
2,293	iShares Barclays TIPS Bond Fund	267,112
14,450	PIMCO 1-5 Year US TIPS Index Fund	776,976
5,750	PIMCO Enhanced Short Maturity Strategy Fund	576,897
21,700	PowerShares Senior Loan Portfolio	520,800
9,900	PowerShares VRDO Tax Free Weekly Portfolio	247,500
10,000	SPDR Barclays Capital High Yield Bond ETF	389,700
6,300	SPDR Barclays Capital International Treasury Bond ETF	384,993
5,882	SPDR DB International Government Inflation-Protected Bond ETF	347,509
5,078	Vanguard Short-Term Corporate Bond ETF	396,592
6,519	WisdomTree Emerging Markets Local Debt Fund	331,752
		4,831,327
	EQUITY - 2.4%
3,500	iShares MSCI South Korea Index Fund	193,900
3,000	Powershares QQQ Trust Series 1	173,820
2,000	Utilities Select Sector SPDR Fund	69,680
		437,400

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,476,483)	7,601,233
Principal ($)
	BONDS & NOTES - 5.3%
	AGRICULTURE - 0.0% **
$ 2,000	Reynolds American, Inc. 7.25% due 6/1/12	2,069
See accompanying notes to financial statements.

	CIFG MaxBalanced Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)(Continued)
Principal ($)		Value
	BANKS - 3.4%
120,000	Ally Financial, Inc., 0.00% due 12/1/12	$ 109,050
20,000	Ally Financial, Inc., 6.50% due 7/15/12	19,898
190,000	Goldman Sachs Group, Inc., 0.00% 10/2/14	202,093
100,000	Goldman Sachs Group, Inc., 4.10% due 11/3/15	97,537
150,000	Morgan Stanley, 7.50% due 10/15/20	136,525
1,000	NB Capital Trust II, 7.83% due 12/15/26	895
60,000	Wells Fargo & Co., 6.00% due 5/1513	63,512
		629,510
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
15,000	Springleaf Finance Corp., 5.90% due 9/15/12	14,156

	ELECTRIC - 0.1%
15,000	Edison Mission Energy , 7.50% due 6/15/13	14,381

	FOOD - 0.1%
15,000	Supervalu, Inc., 7.50% due 11/15/14	15,206

	INSURANCE - 0.3%
55,000	American International Group, Inc., 4.25% due 5/15/13	54,847

	LEISURE TIME - 0.0% **
5,000	Royal Caribbean Cruises Ltd., 7.50% 10/15/27	4,856

	OIL & GAS SERVICES - 0.1%
20,000	Hornbeck Offshore Services, Inc., 8.00% due 9/1/17	20,150

	RETAIL - 0.1%
15,000	New Albertsons, Inc., 7.75% due 6/15/26	12,525
4,000	Rite Aid Corp., 7.70% due 2/15/27	2,615
		15,140
	SOVEREIGN - 1.0%
85,000	Australia Government Bond, 4.75% due 11/15/12	90,814
85,000	Australia Government Bond, 5.75% due 4/15/12	90,751
		181,565
	TELECOMMUNICATIONS - 0.1%
10,000	Frontier Communications Corp., 7.125% due 3/15/19	9,925
20,000	Level 3 Communications, Inc., 11.875% due 2/1/19 ^	21,625
		31,550

	TOTAL BONDS & NOTES (Cost - $981,340)	983,430
Shares
	SHORT-TERM INVESTMENTS - 46.5%
	CERTIFICATES OF DEPOSIT - 1.0%
200,000	Union Bank NA, 0.00% due 5/27/15 ****	188,688

	MONEY MARKET FUND - 45.5%
8,478,338	Federated Government Obligations Fund, 0.01% ***	8,478,338

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,678,338)	8,667,026
See accompanying notes to financial statements.
	CIFG MaxBalanced Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 101.2% (Cost - $18,723,294)	$ 18,854,122
	LIABILITIES LESS OTHER ASSETS - (1.2)%	(219,738)
	TOTAL NET ASSETS - 100.0%	$ 18,634,384

* Non-Income producing security.
** Represents less than 0.1% of net assets
*** Money market Fund; interest rate reflects seven-day effective yield on October 31, 2011.
**** Discount rate at time of purchase.
^ 144A security. Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
+ Closed-end investment company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 380,730
	Unrealized depreciation:	(249,902)
	Net unrealized appreciation:	$ 130,828

See accompanying notes to financial statements.

	CIFG MaxOpp Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.1%
	EQUITY - 99.1%
19,800	Consumer Staples Select Sector SPDR Fund	$ 614,592
11,300	iShares Dow Jones US Healthcare Providers Index Fund	653,366
5,900	iShares S&P Global Healthcare Sector Index Fund	322,258
4,800	Market Vectors Gold Miners ETF	282,384
29,370	ProShares UltraShort QQQ *	1,281,413
48,522	ProShares UltraShort S&P500 *	983,541
12,700	SPDR S&P Retail ETF	667,512
27,800	Utilities Select Sector SPDR Fund	968,552

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,031,289)	5,773,618

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
95,005	Federated Government Obligations Fund, 0.01% ** (Cost - $95,005)	95,005

	TOTAL INVESTMENTS - 100.7% ( Cost - $6,126,294) (a)	$ 5,868,623
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(43,397)
	TOTAL NET ASSETS - 100.0%	$ 5,825,226

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 232,582
	Unrealized depreciation:	(490,253)
	Net unrealized depreciation:	$ (257,671)

See accompanying notes to financial statements.

The CIFG Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

	CIFG MaxBalanced Fund	CIFG MaxOpp Fund
ASSETS
Investment securities:
At cost	$ 18,723,294	$ 6,126,294
At value	$ 18,854,122	$ 5,868,623
Receivable for investments sold	42,393	-
Dividends and interest receivable	13,376	-
Receivable due from Advisor	-	15,922
Prepaid expenses & other assets	23,483	6,469
TOTAL ASSETS	18,933,374	5,891,014

LIABILITIES
Payable for investments purchased	244,780	-
Fees payable to other affiliates	13,143	13,838
Investment advisory fees payable	5,017	-
Distribution (12b-1) fees payable	1,696	1,189
Accrued expenses and other liabilities	34,354	50,761
TOTAL LIABILITIES	298,990	65,788
NET ASSETS	$ 18,634,384	$ 5,825,226

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 18,495,407	$ 7,277,188
Undistributed net investment income (loss)	35,526	(48,610)
Accumulated net realized loss from security transactions	(27,299)	(1,145,681)
Net unrealized appreciation (depreciation) of investments	130,750	(257,671)
NET ASSETS	$ 18,634,384	$ 5,825,226

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 8,064,488	$ 5,507,552
Shares of beneficial interest outstanding	528,794	421,112
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 15.25	$ 13.08
Maximum offering price per share
(net asset value plus maximum sales charge of 5.00%)	$ 16.05	$ 13.77

Class I Shares:
Net Assets	$ 10,569,896	$ 317,674
Shares of beneficial interest outstanding	691,539	24,241
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 15.28	$ 13.10

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The CIFG Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2011 (Unaudited)

	CIFG MaxBalanced	CIFG MaxOpp
	Fund	Fund
INVESTMENT INCOME
Dividends	$ 155,608	$ 24,860
Interest	23,917	10
Less: Foreign withholding taxes	(1,081)	-
TOTAL INVESTMENT INCOME	178,444	24,870

EXPENSES
Investment advisory fees	96,508	46,904
Administration fees	26,980	21,808
Transfer agent fees	18,855	19,968
Fund accounting fees	16,586	15,180
Distribution (12b-1) fees - Class A	10,767	10,271
Registration fees	9,200	10,555
Audit fees	7,815	10,563
Legal fees	7,562	8,519
Compliance officer fees	6,302	3,194
Shareholder reporting expense	3,781	5,112
Trustees' fees	3,781	3,833
Custody fees	2,521	2,556
Insurance expense	1,260	1,704
Other expenses	1,008	1,363
TOTAL EXPENSES	212,926	161,530

Less: Fees waived and expenses reimbursed by the Advisor	(68,105)	(88,050)

NET EXPENSES	144,821	73,480
NET INVESTMENT INCOME (LOSS)	33,623	(48,610)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(590,882)	(1,266,785)
Foreign currencies	28	-
Net realized loss	(590,854)	(1,266,785)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,750,583)	(1,265,790)
Foreign currencies	(542)	-
Net change in unrealized appreciation (depreciation)	(1,751,125)	(1,265,790)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,341,979)	(2,532,575)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,308,356)	$ (2,581,185)

See accompanying notes to financial statements.

CIFG MaxBalanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2011	Period Ended
	(Unaudited)	April 30, 2011 (a)
FROM OPERATIONS
Net investment income	$ 33,623	$ 43,500
Net realized gain (loss) from security transactions and foreign currencies	(590,854)	584,381
Distributions of capital gains from underlying investment companies	-	12,573
Net change in unrealized appreciation (depreciation) of investments
and foreign currencies	(1,751,125)	1,881,875
Net increase (decrease) in net assets resulting from operations	(2,308,356)	2,522,329

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(30,923)
Class I	-	(44,073)
Net decrease in net assets from distributions to shareholders	-	(74,996)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,246,347	8,908,012
Class I	1,576,826	9,325,461
Net asset value of shares issued in reinvestment of distributions
Class A	-	30,699
Class I	-	43,430
Payments for shares redeemed
Class A	(1,281,025)	(950,552)
Class I	(398,573)	(6,379)
Redemption fee proceeds
Class A	278	521
Class I	361	1
Net increase in net assets from shares of beneficial interest	1,144,214	17,351,193

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,164,142)	19,798,526

NET ASSETS
Beginning of Period	19,798,526	-
End of Period*	$ 18,634,384	$ 19,798,526
*Includes undistributed net investment income of:	$ 35,526	$ 1,903

(a) The CIFG MaxBalanced Fund commenced operations on May 17, 2010.
CIFG MaxBalanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	October 31, 2011	Period Ended
	(Unaudited)	April 30, 2011 (a)
SHARE ACTIVITY - CLASS A
Shares Sold	76,572	588,817
Shares Reinvested	-	1,908
Shares Redeemed	(79,673)	(58,830)
Net increase (decrease) in shares of beneficial interest outstanding	(3,101)	531,895

SHARE ACTIVITY - CLASS I
Shares Sold	98,235	616,610
Shares Reinvested	-	2,699
Shares Redeemed	(25,601)	(404)
Net increase in shares of beneficial interest outstanding	72,634	618,905

(a)	The CIFG MaxBalanced Fund commenced operations on May 17, 2010.

See accompanying notes to financial statements.

CIFG MaxOpp Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2011	Period Ended
	(Unaudited)	April 30, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (48,610)	$ (11,741)
Net realized gain (loss) from security transactions and foreign currencies	(1,266,785)	172,846
Net change in unrealized appreciation (depreciation) of investments	(1,265,790)	1,008,119
Net increase (decrease) in net assets resulting from operations	(2,581,185)	1,169,224

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(32,779)
Class I	-	(7,222)
Net decrease in net assets from distributions to shareholders	-	(40,001)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	252,917	11,142,854
Class I	170,761	1,407,462
Net asset value of shares issued in reinvestment of distributions
Class A	-	32,779
Class I	-	6,835
Payments for shares redeemed
Class A	(4,340,492)	(308,261)
Class I	(1,066,833)	(21,435)
Redemption fee proceeds
Class A	95	454
Class I	6	46
Net increase (decrease) in net assets from shares of beneficial interest	(4,983,546)	12,260,734

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,564,731)	13,389,957

NET ASSETS
Beginning of Period	13,389,957	-
End of Period*	$ 5,825,226	$ 13,389,957
*Includes net investment loss of:	$ (48,610)	$ -

(a) The CIFG MaxOpp Fund commenced operations on July 23, 2010.

See accompanying notes to financial statements.
CIFG MaxOpp Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	October 31, 2011	Period Ended
	(Unaudited)	April 30, 2011 (a)
SHARE ACTIVITY - CLASS A
Shares Sold	16,218	707,929
Shares Reinvested	-	1,978
Shares Redeemed	(286,187)	(18,826)
Net increase (decrease) in shares of beneficial interest outstanding	(269,969)	691,081

SHARE ACTIVITY - CLASS I
Shares Sold	11,947	89,949
Shares Reinvested	-	413
Shares Redeemed	(76,751)	(1,317)
Net increase in shares of beneficial interest outstanding	(64,804)	89,045

(a) The CIFG MaxOpp Fund commenced operations on July 23, 2010.

See accompanying notes to financial statements.

CIFG MaxBalanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A				Class I
	Period Ended		Period Ended		Period Ended		Period Ended
	October 31, 2011		April 30,		October 31, 2011		April 30,
	(Unaudited)		2011 (1)		(Unaudited)		2011 (1)
Net asset value, beginning of period	$ 17.20		$ 15.00		$ 17.21		$ 15.00

Activity from investment operations:
Net investment income (2)	0.02		0.04		0.04		0.06
Net realized and unrealized
gain (loss) on investments	(1.97)		2.22		(1.97)		2.23
Total from investment operations	(1.95)		2.26		(1.93)		2.29

Less distributions from:
Net investment income	-		(0.06)		-		(0.08)
Total distributions	-		(0.06)		-		(0.08)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period	$ 15.25		$ 17.20		$ 15.28		$ 17.21

Total return (4)(9)	(11.34)%		15.11%		(11.21)%		15.28%

Net assets, at end of period (000s)	$ 8,064		$ 9,146		$ 10,570		$ 10,653

Ratio of gross expenses to average
net assets (5)(6)(7)	2.34%		2.61%		2.10%		2.57%
Ratio of net expenses to average
net assets (6)(7)	1.64%		1.60%		1.39%		1.35%
Ratio of net investment income
to average net assets (6)(7)(8)	0.21%		0.26%		0.46%		0.38%

Portfolio Turnover Rate (9)	67%		136%		67%		136%

(1)	The CIFG MaxBalanced Fund's Class A and Class I shares commenced operations May 17, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(9) Not annualized.

See accompanying notes to financial statements.

CIFG MaxOpp Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A				Class I
	Period Ended		Period Ended		Period Ended		Period Ended
	October 31, 2011		April 30,		October 31, 2011		April 30,
	(Unaudited)		2011 (1)		(Unaudited)		2011 (1)
Net asset value, beginning of period	$ 17.16		$ 15.00		$ 17.18		$ 15.00

Activity from investment operations:
Net investment income (loss) (2)	(0.08)		(0.03)		(0.05)		0.02
Net realized and unrealized
gain on investments	(4.00)		2.26		(4.03)		2.25
Total from investment operations	(4.08)		2.23		(4.08)		2.27

Less distributions from:
Net investment income	-		(0.07)		-		(0.09)
Total distributions	-		(0.07)		-		(0.09)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period	$ 13.08		$ 17.16		$ 13.10		$ 17.18

Total return (4)(9)(10)	(23.78)%		14.90%		(23.75)%		15.13%

Net assets, at end of period (000s)	$ 5,508		$ 11,860		$ 318		$ 1,530

Ratio of gross expenses to average
net assets (5)(6)(7)	3.49%		3.74%		3.18%		4.01%
Ratio of net expenses to average
net assets (6)(7)	1.60%		1.60%		1.35%		1.35%
Ratio of net investment income (loss)
to average net assets (6)(7)(8)	-1.09%		(0.24)%		-0.70%		0.18%

Portfolio Turnover Rate (9)	102%		159%		102%		159%

(1)	The CIFG MaxOpp Fund 's Class A and Class I shares commenced operations July 23, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.
(10)

During the period ended April 30, 2011, the Fund realized a loss on the disposal of an investment security which did not meet investment guidelines.  The Advisor reimbursed the Fund for the loss.   If the Fund had not been reimbursed for the loss, the total return for Class A and Class I shares, respectively, would have been 14.83% and 15.00%.

See accompanying notes to financial statements.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2011 (Unaudited)

1.

ORGANIZATION

The CIFG MaxBalanced Fund (“MB”) and CIFG MaxOpp Fund (“MO”) formerly the CIFG All Weather Fund and CIFG Strategic Opportunity Fund respectively, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Both MB and MO seek to provide superior risk-adjusted returns throughout market cycles.

The Funds currently offer Class A shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.   Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Funds’ assets and liabilities measured at fair value:

CIFG MaxBalanced Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,215,949	$ -	$ -	$ 1,215,949
Closed-End Funds	386,484	-	-	386,484
Exchange Traded Funds and Notes	7,601,233	-	-	7,601,233
Bonds & Notes	-	983,430	-	983,430
Certificates of Deposit	188,688	-	-	188,688
Money Market Funds	8,478,338	-	-	8,478,338
Total	$ 17,870,692	$ 983,430	$ -	$ 18,854,122

CIFG MaxOpp Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$ 5,773,618	$ -	$ -	$ 5,773,618
Money Market Funds	95,005	-	-	95,005
Total	$ 5,868,623	$ -	$ -	$ 5,868,623

There were no significant transfers in to or out of Level 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

 not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options,

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $10,169,387 and $16,573,517, respectively, for MB. For the six months ended October 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $9,420,898 and $14,216,463, respectively, for MO.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Capstone Investment Financial Group, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays Dunn Warren Investment Advisors, LLC a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse MB and MO for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class I
MB	1.70%	1.45%
MO	1.60%	1.35%

Prior to September 1, 2011, the Advisor had agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses so that the total expenses incurred by the Fund did not exceed 1.60% and 1.35% per annum of the Fund’s average daily net assets for Class A and Class I shares, respectively for MB.

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.  For the six months ended October 31, 2011, the Advisor waived fees and reimbursed expenses in the amount of $68,105 and $0, respectively, for MB and $46,904 and $41,143, respectively, for MO.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.   The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.   As of October 31, 2011, the Advisor has $68,105 of waived/reimbursed expenses that may be recovered from MB no later than April 30, 2014.   As of October 31, 2011, the Advisor has $88,050 of waived/reimbursed expenses that may be recovered from MO no later than April 30, 2014.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ Class A shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.   The Distributor is an affiliate GFS.   On sales of MB’s Class A shares for the six months ended October 31, 2011, the Distributor received $25,468 from front-end sales charges of which $3,768 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of MO’s Class A shares for the six months ended October 31, 2011, the Distributor received $263 from front-end sales

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

 charges of which $40 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to each Fund as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

CIFG MaxBalanced Fund

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

*Minimum annual fee will increase to $40,000 per annum in May 2011

CIFG MaxOpp Fund

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

*Minimum annual fee will increase to $40,000 per annum in July 2011

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee of $24,300* plus $5,400 per share class above one, plus a basis point fee in decreasing amounts as each Fund’s assets reach certain breakpoints, as follows:

CIFG MaxBalanced Fund

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

*Base annual fee will increase to $27,000 plus $6,000 per share class above one in May 2011

CIFG MaxOpp Fund

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*Base annual fee will increase to $27,000 plus $6,000 per share class above one in July 2011

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $16,200* per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

*Annual minimum will increase to $18,000 per share class for CIFG MaxBalanced Fund in May 2011 and $18,000 per share class for CIFG MaxOpp Fund in July 2011

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from each Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2011, the Funds incurred expenses of $9,496 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $6,302 from MB and $3,194 from MO and include certain out of pocket expenses. Such fees are included in the line item marked “Compliance officer fees” on the Statements of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended October 31, 2011, GemCom collected amounts totaling $1,998 for EDGAR and printing services performed. The amount collected from each Fund was as follows: $1,327 from MB and $671 from MO.   Such fees are included in the line item marked “Shareholder reporting expense” on the Statements of Operations in this shareholder report.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign exchange contracts, and adjustments for partnerships and grantor trusts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to mark-to-market on open forward foreign exchange contracts and grantor trust adjustments.

Permanent book and tax differences, primarily attributable to net operating losses, reclass of ordinary income distributions, tax treatment of foreign currency gain/(loss) and adjustments for partnerships and grantor trusts, resulted in reclassification for the period ended April 30, 2011 as follows:

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

6.  UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The MB Fund currently invests a portion of its assets in Federated Government Obligations Fund, (the “Federated Fund”). The Federated Fund is a separate diversified series of shares of beneficial interest of Money Market Obligations Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The MB Fund may redeem its investment from the Federated Fund at any time if the Advisor determines that it is in the best interest of the MB Fund and its shareholders to do so.

The performance of the MB Fund may be directly affected by the performance of the Federated Fund. The financial statements of the Federated Fund, including the portfolio of investments, can be found at the Federated website, www.federatedinvestors.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the MB Fund’s financial statements. As of October 31, 2011, the MB Fund invested 45.5% of its net assets in the Federated Fund.

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

8. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended October 31, 2011, MB and MO assessed $639 and $101, respectively, in redemption fees.

9.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

During a meeting of the Board of Trustees (“Board”) of the MO Fund held on November 21, 2011, the

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

 Board determined that it was in the best interests of the Fund and its shareholders to close the Fund.  The Fund changed to the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at the realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable.  The Fund intends to liquidate its portfolio and distribute its net assets to shareholders by the end of December.

The CIFG Funds

EXPENSE EXAMPLES

October 30, 2011 (Unaudited)

As a shareholder of The CIFG MaxBalanced Fund and The CIFG MaxOpp Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The CIFG MaxBalanced Fund and The CIFG MaxOpp Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The CIFG Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period 5/1/11 – 10/31/11*	Expense Ratio During Period 5/1/11 – 10/31/11**
The CIFG MaxBalanced Fund:
Class A	$1,000.00	$886.60	$ 7.78	1.64%
Class I	1,000.00	887.90	6.60	1.39%
The CIFG MaxOpp Fund:
Class A	$1,000.00	$762.20	$ 7.09	1.60%
Class I	1,000.00	762.50	5.98	1.35%

Hypothetical (5% return before Expenses)	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period 5/1/11 – 10/31/11*	Expense Ratio During Period 5/1/11 – 10/31/11**
The CIFG MaxBalanced Fund:
Class A	$1,000.00	$1,016.89	$ 8.31	1.64%
Class I	1,000.00	1,018.15	7.05	1.39%
The CIFG MaxOpp Fund:
Class A	$1,000.00	$1,017.09	$ 8.11	1.60%
Class I	1,000.00	1,018.35	6.85	1.35%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) days for CIFG MaxBalanced Fund and CIFG MaxOpp Fund divided by the number of days in the fiscal year (366).

** Annualized.

The CIFG Funds

SUPPLEMENTAL INFORMATION

October 31, 2011 (Unaudited)

Approval of Advisory Agreement – CIFG MaxBalancedSM Fund

In connection with a regular meeting held on February 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Capstone Investment Financial Group, Inc. (“Capstone” or the “Adviser”) and the Trust, on behalf of CIFG MaxBalancedSM Fund (formerly CIFG All Weather Fund)(“CIFG MaxBalanced”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser’s separately managed accounts; (b) the resources available with respect to compliance with CIFG MaxBalanced’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding CIFG MaxBalanced investment strategies.  The Board reviewed the financial statements of Capstone and concluded that the Adviser was sufficiently well capitalized to meet its obligations to the Trust. The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because CIFG MaxBalanced has not yet commenced operations, the Trustees could not consider the investment performance of CIFG MaxBalanced.  However, the Board, including the Independent Trustees, considered the Adviser’s performance of its separately managed accounts. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of CIFG MaxBalanced.  The Trustees concluded that CIFG MaxBalanced’s proposed advisory fee and expense ratio were acceptable in light of the quality of the services CIFG MaxBalanced expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of CIFG MaxBalanced and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of CIFG MaxBalanced for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of CIFG MaxBalanced, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of CIFG MaxBalanced. They also considered the profits to be realized by the Adviser from other activities related to CIFG MaxBalanced. The Trustees concluded that because of CIFG MaxBalanced’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with CIFG MaxBalanced would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of CIFG MaxBalanced, and unanimously approved the Advisory Agreement.

Approval of the Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dunn Warren Investment Advisors, LLC (“Sub-Adviser”) and the Trust, on behalf of CIFG MaxBalanced.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of ETF, stock and variable annuity portfolios that the Sub-Adviser manages and appropriate indices with respect to such investment vehicles; (b) arrangements in respect of the distribution of CIFG MaxBalanced’s shares; and (c) the resources available with respect to compliance with CIFG MaxBalanced’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement for CIFG MaxBalanced, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because CIFG MaxBalanced has not yet commenced operations, the Trustees could not consider the investment performance of CIFG MaxBalanced.  However, the Board, including the Independent Trustees, considered the Adviser’s performance of its separately managed accounts. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Sub-Adviser would charge a fee equal 0.125% based upon the average net assets of CIFG MaxBalanced.  The Board reviewed comparative fee information for the proposed Sub-Advisory agreement and concluded that CIFG MaxBalanced’s sub-advisory fee and expense ratio were acceptable in light of the quality of the services CIFG MaxBalanced to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of CIFG MaxBalanced and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of CIFG MaxBalanced, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of CIFG MaxBalanced, based on materials provided

The CIFG Funds

SUPPLEMENTAL INFORMATION (Continued)

October 31, 2011 (Unaudited)

 to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of CIFG MaxBalanced. They also considered the profits to be realized by the Sub-Adviser from other activities related to CIFG MaxBalanced. The Trustees concluded that because of CIFG MaxBalanced’s expense limitation agreement and the expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with CIFG MaxBalanced would not be excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of CIFG MaxBalanced, and unanimously approved the Sub-Advisory Agreement.

Approval of Advisory Agreement – CIFG MaxOppSM Fund

In connection with a regular meeting held on May 19, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Capstone Investment Financial Group, Inc. (“Capstone” or the “Adviser”) and the Trust, on behalf of CIFG MaxOppSM Fund (formerly CIFG Strategic Opportunity Fund) (“CIFG MaxOpp”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) the resources available with respect to compliance with CIFG MaxOpp’s investment policies and restrictions and with policies on personal securities transactions; (b) the overall organization of the Adviser; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding CIFG MaxOpp’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because CIFG MaxOpp has not yet commenced operations, the Trustees could not consider the investment performance of CIFG MaxOpp.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing another mutual fund in the Trust. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of CIFG MaxOpp.  The Board reviewed comparative fee information for the proposed Advisory Agreement and concluded that CIFG MaxOpp’s proposed advisory fee and expense ratio were acceptable in light of the quality of the services CIFG MaxOpp expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of CIFG MaxOpp and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that,

The CIFG Funds

SUPPLEMENTAL INFORMATION (Continued)

October 31, 2011 (Unaudited)

 based on the anticipated size of CIFG MaxOpp for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of CIFG MaxOpp, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of CIFG MaxOpp. They also considered the profits to be realized by the Adviser from other activities related to CIFG MaxOpp. The Trustees concluded that because of CIFG MaxOpp’s expense limitation agreement, they were satisfied that the Adviser’s level of profitability from its relationship with CIFG MaxOpp would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the CIFG MaxOpp and unanimously approved the Advisory Agreement.

  Approval of the Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dunn Warren Investment Advisors, LLC (“Sub-Adviser”) and the Trust, on behalf of CIFG MaxOpp.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of ETF, stock and variable annuity portfolios that the Sub-Adviser manages and appropriate indices with respect to such investment vehicles; (b) arrangements in respect of the distribution of CIFG MaxOpp’s shares; and (c) the resources available with respect to compliance with CIFG MaxOpp’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement for CIFG MaxOpp, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because CIFG MaxOpp has not yet commenced operations, the Trustees could not consider the investment performance of CIFG MaxOpp.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing another mutual fund in the Trust. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Sub-Adviser would charge a fee equal 0.875% based upon the average net assets of CIFG MaxOpp.  The Board reviewed comparative fee information for the proposed Sub-Advisory Agreement and concluded that CIFG MaxOpp’s proposed sub-advisory fee and expense ratio were acceptable in light of the quality of the services CIFG MaxOpp to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of CIFG MaxOpp and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of CIFG MaxOpp, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of CIFG MaxOpp, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of CIFG MaxOpp. They also considered the profits to be realized by the Sub-Adviser from other activities related to CIFG MaxOpp. The Trustees concluded that because of CIFG MaxOpp’s expense limitation agreement, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with CIFG MaxOpp would not be excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of CIFG MaxOpp, and unanimously approved the Sub-Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-571-3713 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-571-3713.

INVESTMENT ADVISOR

Capstone Investment Financial Group, Inc.

615 N. Nevada Ave.

Colorado Springs, CO 80903

INVESTMENT SUB-ADVISOR

Dunn Warren Investment Advisors, LLC

6143 S. Willow Dr., Suite 102

Greenwood Village, CO 80111

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12